RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Noninterest Advance To Related Party	$ 150,282	$ 92,562
Directors' remuneration	$ 36,000	$ 36,000	$ 36,000